Nov. 06, 2019
Angel Oak Financials Income Fund
Angel Oak Financials Income Fund
Angel Oak Financials Income Fund
(formerly known as Angel Oak Flexible Income Fund)
Class A Shares – ANFLX
Class T Shares – ANFTX (not currently available for purchase)
Class C Shares – AFLCX
Institutional Class Shares – ANFIX
PROSPECTUS

May 31, 2019
as supplemented November 6, 2019

This supplement is intended to inform investors of enhancements to the investment process described in the principal investment strategies of the Angel Oak Financials Income Fund (the “Fund”) to reflect the Adviser’s consideration of environmental, social and governance (“ESG”) factors in the Fund’s portfolio construction process.

Accordingly, the following changes to the Fund’s principal investment strategies disclosure are effective immediately:

The following paragraph replaces the seventh paragraph of the Fund’s Principal Investment Strategies section on page 12 of the Statutory Prospectus:

The Fund’s portfolio of fixed-income instruments will depend on the views of the Adviser as to the best value relative to what is currently presented in the marketplace. The Fund’s portfolio managers lead a team of sector specialists responsible for researching opportunities within their sector and making recommendations to the Fund’s portfolio managers. In selecting investments, the Adviser may consider maturity, yield and ratings information and opportunities for price appreciation among other criteria. As part of its investment process, the Adviser also considers certain environmental, social and governance (“ESG”) factors that it believes could have a material negative or positive impact on the risk profiles of the issuers of certain securities in which the Fund may invest. These determinations may not be conclusive, and securities that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities that may be positively impacted by such factors. The Adviser may sell investments if it determines that an investment is no longer earning a return commensurate with its risk or that a different security will better help the Fund achieve its investment objective.

Please retain this Supplement with your Prospectus for future reference.